Summary of Significant Accounting Policies (Details) (USD $)	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Numerator for basic and diluted earnings per share:
Net income	$ 218,320	$ 11,361
Denominator:
Denominator for basic earnings per ordinary shares - weighted average shares outstanding	4,829,826	3,125,000
Effect of dilutive warrants	1,894,582
Denominator for diluted earnings per ordinary share - weighted average shares outstanding	6,724,408	3,125,000
Basic earnings per ordinary share	$ 0.05	$ 0.00
Diluted earnings per ordinary share	$ 0.03	$ 0.00